Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs

An analysis of finance costs is as follows:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Interests on convertible bond	—	—	55
Interests on bank borrowings	12,180	6,010	804
Interests on amount due to a non-controlling shareholder	1,115	2,140	—
Interests on lease liabilities	130	49	—
	13,425	8,199	859